Document and Entity Information	Mar. 02, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001832466
Document Type	8-K
Document Period End Date	Mar. 02, 2026
Entity Registrant Name	ALIGNMENT HEALTHCARE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40295
Entity Tax Identification Number	46-5596242
Entity Address, Address Line One	1100 W. Town and Country Road
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Orange
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92868
City Area Code	(844)
Local Phone Number	310-2247
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ALHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false